Employee Benefits (Details) - Schedule of DBO amount recorded in the balance sheet - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of DBO amount recorded in the balance sheet [Abstract]
Defined benefit obligations (DBO) changes in present	$ 161,864	$ 123,368
Value
DBO present value at January 1st	161,864	123,368
Past services labor cost	1,806	5,240
Current service labor cost	9,299	6,736
Interest expense	11,121	9,306
Paid benefits		(3,648)
Actuarial gains and losses in obligations	(21,247)	20,862
DBO present value at December 31st	162,843	161,864
Initial PNL	161,864	123,368
Net cost for the period	22,226	21,282
Paid benefits		(3,648)
Previous years effect on profit and loss	(21,247)	20,862
Final PNL	162,843	161,864
Defined benefits obligations (DBO)	$ 162,843	$ 161,864